Accounts receivable - Net:	12 Months Ended
Dec. 31, 2022
Accounts receivable - Net:
Accounts receivable - Net:

Note 6 - Accounts receivable - Net:

6.1) Accounts receivable

	December 31,
	2021		2022
Clients	Ps.	2,191,439	Ps.	2,843,870
Less: impairment provision		(317,664)		(301,947)
		1,873,775		2,541,923
Notes receivable from clients		4,463		—
Total accounts receivable	Ps.	1,878,238	Ps.	2,541,923

The expectation for collection of the short-term account receivable is one month in relation to the reporting date. In 2020 the Company signed agreements including collection guarantees with clients facing constraints during the year, whereby it extended the payment term specifically for these clients for a period no longer than one year, which ended during 2022. All related balances were repaid upon conclusion of the extended terms. (See Note 6.2).

Accounts receivable are comprised mainly of TUA paid by passengers (other than diplomats, infants and passengers in transit) who travel using the airport terminals operated by the Company. The balance at December 31, 2021 and 2022 amounted to Ps.1,139,818 and Ps.1,323,005, respectively.

6.2) Notes receivable from clients

The Company has agreed with several clients, whose income derives from airport services, in view of the economic recession caused by COVID-19, to extend the collection terms from 30 to 180 days guaranteed upon execution of the agreement through the signature of promissory notes, establishing monthly payments and falling due within a term no longer than a year. The maturities  of theses clients return to 30 days once the term of the agreement settled as from the second quarter of 2021. As of December 31, 2021 the balance amounted to Ps.4,463 and as of December 31, 2022, the balance of the account of notes receivable was settled without any losses.

The documents have the following features:

Mexico - Falling due no later than a year at the interest rate for Federal Treasury Certificates (Cetes) plus 7 points multiplied by 1.5, interest accrued in the period is not material.

Airplan - Falling due before one year at the interest rate of DTF plus four points, interest accrued in the period is not material.

These notes receivables were subject to impairment testing and analysis, and therefore, they have been grouped in the same category of risk. Considering the prospective factors of clients with which notes receivable are recorded, no expected losses were identified as regards notes receivable.

6.3) Impairment of accounts receivable

After the assessment made by the Company with respect to its clients, the Company decreased the consolidated impairment allowance for accounts receivable by Ps.28,519 in 2021 with respect to 2020 and decreased by Ps.15,517 in 2022 with respect to 2021.

At December 31, 2021, the total balance of unimpaired accounts receivable was Ps.1,487,553 and at December 31, 2022 was Ps.1,917,501. These accounts refer to clients that have no recent record of noncompliance, and due to their positive performance with the company, no increase the level of credit risk was identified in our prospective assessment.

In Mexico, impairment of accounts receivable for the year 2021 and 2022 amounted to Ps.9,331 and Ps.5,707, respectively. As of December 31, 2021 and 2022, in accordance with our analyses, no future noncompliance is expected, as they were able to access to financing and governmental economic aid, in the case of international airlines, which will enable them to continue meeting their financial commitments. The Company monitors the accounts receivable performance and takes measures in this regard, has the ability to suspend the provision of the services if there are situations outside its policy for maturities exceeding 30 days, which keeps the level of exposure at a low risk.

In Aerostar, applications to the allowance for impairment of accounts receivable were recorded in 2021  and 2022 for Ps.36,275 and Ps.7,997 mainly accounted for by international airlines, which, according to the Company’s analysis and current uncertainty, may cease some recurring international operations in the LMM Airport as a result of the decrease in international passenger traffic. traveling directly to the LMM Airport. Passengers at this airport mainly relate to domestic traffic. In 2021 and 2022 domestic traffic represented 94% and 91%, respectively. National airlines in the US benefited from government grants, including accounts receivable at December 31, 2021 and 2022. As international airlines do not benefit from governmental aid in their respective countries and together with other factors described, the Company had considered that their collection could be at risk. However, during 2022 and 2021 there were no significant defaults in payments in connection with international airlines collections.

In Airplan, applications to the estimate for impairment of accounts receivable were recorded in 2021 were of Ps.1,575 and in 2022 applications to the estimate for impairment were of Ps.17,401 as well as an increase of Ps.3,974. According to our analysis, no significant future defaults are expected because Airplan’s clients have been able to access refinancing plans and possible government support from the Colombian government. The Company monitors the behavior of accounts receivable and takes measures in this regard, having the ability, where appropriate, to prevent service to its customers, to find situations outside of what is established in its policy for the accounts having maturities greater than 30 days, which keeps the level of exposure at a risk.

The movements in the impairment provision are as follows:

Provision for impairment at January 1, 2021	Ps.	346,183
Mexico's increase		9,331
Application of Aerostar's estimate		(36,275)
Application of Airplan's estimate		(1,575)
Provision for impairment at December 31, 2021	Ps.	317,664
Mexico's increase	Ps.	5,707
Application of Aerostar's estimate		(7,997)
Airplan 's increase		3,974
Application of Airplan's estimate		(17,401)
Provision for impairment at December 31, 2022	Ps.	301,947

Provision for impairment of accounts receivable has been recorded in the consolidated comprehensive income statement under cost of services, and the amounts charged to the provision are written off from accounts receivable when recovery is not expected.

In order to measure expected credit losses, accounts receivable and contract assets have been grouped on the basis of their shared credit risk features and days past due. The Company held no relevant contract assets at January 1 or December 31, 2021 and 2022.

The expected loss rates are based on the profiles for payment of sales in a 12-month period prior to December 31, 2021 and 2022 or January 1, 2021 and 2022, respectively, and on historical credit losses experienced within that period. Historical loss rates are adjusted to reflect current and prospective information on macroeconomic factors affecting client capacity for covering accounts receivable. The Company has determined that the economic situation of a country can have adverse effects on the transportation industry, in addition to the cost of complying with aviation regulations and union pressures on airlines, which are the most relevant factors, and therefore adjusts historical loss rates based on changes expected in those factors.

On this basis, the provision for impairment of accounts receivables as of December 31, 2021 and December 31, 2022 was determined as follows for accounts receivable and contract assets:

	Due to				More than
	expire	1 to 90	91 to 180	181 to 365	365
Expected loss rate 2021:
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	5.40%	5.10%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to								More		Total estimate
	expire		1 to 90		91 to 180		181 to 365		than 365		12/31/2020
At December 31, 2021
Mexico’s accounts receivables	Ps.	1,487,553	Ps.	44,571	Ps.	6,429	Ps.	78,432	Ps.	129,056		—
Mexico’s provision impairment				9		1,234		78,432		129,056	Ps.	208,731
Aerostar’s account receivables		140,588		98,868		63,952		772		10,734		—
Aerostar’s provision impairment		7,657		5,042		27,947		676		10,734		52,056
Airplan’s accounts receivables		—		82,638		561		22,807		24,478		—
Airplan’s provision impairment		—		9,030		561		22,807		24,478		56,877
Total estimate											Ps.	317,664

	Due to				More than
	expire	1 to 90	91 to 180	181 to 365	365
Expected loss rate 2022:
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	5.40%	5.10%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to								More		Total estimate
	expire		1 to 90		91 to 180		181 to 365		than 365		12/31/2021
At December 31, 2022
Mexico’s accounts receivables	Ps.	1,917,501	Ps.	66,618	Ps.	10,212	Ps.	81,836	Ps.	129,056		—
Mexico’s provision impairment				1,586		1,960		81,836		129,056	Ps.	214,438
Aerostar’s account receivables		441,967		52,014		1,118		264		50		—
Aerostar’s provision impairment		40,637		2,653		489		230		50		44,059
Airplan’s accounts receivables		64,761		36,943		183		16,869		24,478		—
Airplan’s provision impairment				4,027		183		14,762		24,478		43,450
Total estimate											Ps.	301,947

The Group limits its exposure to credit risk of accounts receivable establishing a maximum payment term of 30 days for clients. In the fiscal years ended December 31, 2021 and 2022, the accounts receivable past due not impaired within the range from 1 to 90 days amounted to Ps.211,995 and Ps.147,309, respectively. The total amount of all accounts receivable past due not impaired within a range from 1 to more than 365 days, at December 31, 2021 and 2022, amounted to Ps.253,291 and Ps.158,331, respectively.